United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: 08/31/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
August 31, 2017
Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Short-Intermediate Total Return Bond Fund
Fund Established 2005

A Portfolio of Federated Institutional Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2016 through August 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Intermediate Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended August 31, 2017, was 1.16% for the Class A Shares, 1.41% for the Institutional Shares, 1.16% for the Service Shares and 1.42% for the Class R6 Shares. The total return for the Bloomberg Barclays 1-5 Year U.S. Government/Credit Index (BGC1-5),1 the Fund's broad-based securities market index, was 0.93% during the same period. The total return of the Morningstar Short-Term Bond Funds Average (MSTBFA),2 a peer group average for the Fund, was 1.51% during the same period. The Fund's and the MSTBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BGC1-5.
During the reporting period, the Fund's investment strategy focused on: (a) movement among the various sectors and quality spectrums of the bond market such as corporate bonds3 and international securities;4 (b) selection of individual securities; and (c) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities). These were the most significant factors affecting the Fund's performance relative to the BGC1-5.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Several key factors dominated the markets during the reporting period: the surprise election of Donald Trump as U.S. President, a more active Federal Reserve (the “Fed”), and on-going geopolitical concerns. Against a backdrop of already strengthening U.S. economic data, Mr. Trump's election led markets to focus on the pro-growth aspects of his plan, namely lower tax rates, less regulation and a healthy dose of fiscal stimulus. The Fed continued its attempt to return to more normalized monetary policy by raising its federal funds rate three times during the reporting period, while beginning to discuss reducing the size of its balance sheet that had expanded in response to the economic weakness from the 2008 recession. Other central banks intimated that they may attempt to reduce stimulus in the face of stronger economic activity, but later backtracked for fear of undercutting recent new growth. Concerns over European integration fell with the resounding election of Emmanuel Macron in France, but worries over North Korean nuclear aspirations increased. The generally stronger growth picture buoyed U.S. interest rates, especially at the front-end of the curve in response to the Fed action. The U.S. 10-year Treasury yield rose from 1.58% to 2.12%, while risk premiums fell, especially for lower-quality spread sectors.
Annual Shareholder Report

SECTOR AND QUALITY MANAGEMENT
The Fund's overweight to corporate securities, especially lower-rated ones, was the primary contributor to returns during the reporting period. In addition to increasing portfolio yield relative to the benchmark, these securities provided strong returns as their risk premiums continued to decline. Credit issues rated “BBB” and below outperformed higher quality issues and U.S. Treasuries. Residential and commercial mortgage-backed5 securities contributed solid performance, high quality and diversification benefits to the Fund.
Over the reporting period, the Fund actively invested in those securities that the manager believed had higher total return potential. The Fund continued to purchase investment-grade6 corporate securities, but reduced high-yield7 exposure at the margin, and increased positions in U.S. Treasury securities, as the measure of risk and return became more balanced.
SECURITY SELECTION
Security selection was a strong positive contributor to Fund performance over the reporting period. High-yield and investment-grade selections were particularly strong, led by industrial and energy-related issues, but were partially offset by weaker performance in emerging markets8 and Treasury Inflation Protection Securities (TIPS).
INTEREST RATE, YIELD CURVE AND DERIVATIVE MANAGEMENT
The Fund's average interest rate sensitivity, or duration,9 was less than that of the BGC1-5 over the reporting period, contributing to performance. Yields rose across the yield curve, especially at the front-end, as the Fed raised its federal funds rate three times during the period. Yield curve positioning had a slight positive impact on performance, as the Fund had less exposure to the front-end of the yield curve, which rose in yield more than securities with longer maturities. The use of Treasury note and bond futures contracts10 played a positive role in executing the Fund's strategies with respect to interest rate sensitivity and yield curve exposure management.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BGC1-5.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSTBFA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
5	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser believes are of comparable quality. The rating agencies that provide the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality and credit ratings of “BBB” are considered to be good credit quality and the lowest category of investment grade securities. Credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of “CCC” or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
7	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default.
8	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
9	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
10	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrates the hypothetical investment of $10,0001 in the Federated Short-Intermediate Total Return Bond Fund (the “Fund”) from August 31, 2007 to August 31, 2017 for Institutional Shares and Service Shares, and from January 31, 2014 to August 31, 2017 for Class A and Class R6 Shares, compared to the Bloomberg Barclays 1-5 Year U.S. Government/Credit Index (BGC1-5)2 and the Morningstar Short-Term Bond Funds Average (MSTBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT–CLASS A SHARES AND CLASS R6 SHARES
Growth of $10,000 as of August 31, 2017
■	Total returns shown for Class A Shares includes the maximum sales charge of 1.00% ($10,000 minus $100 sales charge = $9,900).
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT–INSTITUTIONAL SHARES AND SERVICE SHARES
Growth of $10,000 as of August 31, 2017
Average Annual Total Returns for the Period Ended 8/31/2017
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	0.10%	—	—	1.48%
Institutional Shares	1.41%	1.75%	4.07%	—
Service Shares	1.16%	1.48%	3.81%	—
Class R6 Shares[4]	1.42%	—	—	1.48%
BGC1-5	0.93%	1.29%	2.85%	1.50%
MSTBFA	1.51%	1.28%	2.52%	1.30%
*	The Fund's Class A and R6 Shares start of performance date was January 31, 2014. The returns for the BGC1-5 and MSTBFA are from the Fund's Class A and R6 Shares start of performance date.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charges: for A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BGC1-5 and MSTBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BGC1-5 measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The index is unmanaged and it is not possible to invest directly in an index. The BGC1-5 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	45.4%
U.S. Treasury Securities	37.9%
Mortgage-Backed Securities[3]	4.4%
Collateralized Mortgage Obligations	2.1%
Trade Finance Agreements	1.8%
Floating Rate Loans	1.5%
Asset-Backed Securities	0.3%
Commercial Mortgage Backed Securities	0.1%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.1%
Cash Equivalents[7]	6.5%
Other Assets and Liabilities—Net[8]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stock and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2017
Principal Amount or Shares			Value
		CORPORATE BONDS—43.7%
		Basic Industry - Chemicals—0.0%
$50,000		RPM International, Inc., 6.50%, 2/15/2018	$51,087
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	108,572
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,012
		TOTAL	170,671
		Basic Industry - Metals & Mining—0.8%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	749,405
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,423
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,002,585
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	456,363
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	516,843
		TOTAL	2,777,619
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,328,693
		Capital Goods - Aerospace & Defense—0.8%
500,000		Arconic, Inc., 5.87%, 2/23/2022	548,750
785,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	844,856
895,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	982,263
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,763
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.05%, (3-month USLIBOR +1.735%), 2/15/2042	34,850
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	519,575
		TOTAL	2,956,057
		Capital Goods - Building Materials—0.4%
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.75%, 12/1/2021	1,314,791
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	90,911
		TOTAL	1,405,702
		Capital Goods - Diversified Manufacturing—0.8%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,284
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,625
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	158,971
1,250,000		Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,250,496
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$50,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	$52,419
365,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	369,946
1,000,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,025,488
67,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	73,973
	TOTAL	2,957,202
	Capital Goods - Environmental—0.0%
50,000	Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,822
	Capital Goods - Packaging—0.1%
250,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	265,891
	Communications - Cable & Satellite—0.5%
180,000	CCO Safari II LLC, 3.579%, 7/23/2020	184,792
1,500,000	Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,593,816
	TOTAL	1,778,608
	Communications - Media & Entertainment—0.5%
195,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	209,543
400,000	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	404,181
969,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	969,704
125,000	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	129,895
100,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,382
	TOTAL	1,819,705
	Communications - Telecom Wireless—0.3%
200,000	American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	204,322
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	445,611
520,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	552,783
	TOTAL	1,202,716
	Communications - Telecom Wirelines—1.5%
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 1.75%, 1/15/2018	2,000,826
770,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	767,357
850,000	AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	870,068
60,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	63,450
95,000	Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	99,562
1,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,020,994
475,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	504,246
	TOTAL	5,326,503
	Consumer Cyclical - Automotive—2.2%
150,000	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	150,164
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	$1,252,714
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	1,010,631
2,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,007,658
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	510,903
775,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	779,577
250,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	252,138
800,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	804,798
1,000,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,009,423
	TOTAL	7,778,006
	Consumer Cyclical - Lodging—0.2%
619,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	673,936
75,000	Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	75,957
	TOTAL	749,893
	Consumer Cyclical - Retailers—0.6%
500,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	531,243
320,000	AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	318,772
1,250,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,277,708
	TOTAL	2,127,723
	Consumer Cyclical - Services—1.3%
1,250,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,262,428
1,500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	1,508,900
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	547,193
1,250,000	Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,266,268
	TOTAL	4,584,789
	Consumer Non-Cyclical - Food/Beverage—2.1%
780,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 2.70%, 7/26/2022	783,175
430,000	Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	461,778
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	322,680
1,000,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,005,588
1,320,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	1,332,026
1,230,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,217,826
660,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	648,115
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$700,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	$712,817
640,000	Tyson Foods, Inc., 2.65%, 8/15/2019	648,711
475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	517,332
	TOTAL	7,650,048
	Consumer Non-Cyclical - Health Care—1.3%
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	756,131
1,625,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	1,633,960
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	146,870
750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	780,697
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,291,011
	TOTAL	4,608,669
	Consumer Non-Cyclical - Pharmaceuticals—2.6%
1,500,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,527,401
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,266,806
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	1,021,177
1,395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,391,444
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	747,638
1,250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,282,304
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,073,281
1,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	952,536
	TOTAL	9,262,587
	Consumer Non-Cyclical - Products—0.8%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	722,714
420,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	432,339
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,251,550
260,000	Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	259,747
	TOTAL	2,666,350
	Consumer Non-Cyclical - Supermarkets—0.3%
100,000	Kroger Co., Note, 6.80%, 12/15/2018	106,310
990,000	Kroger Co., Sr. Unsecd. Note, 2.80%, 8/1/2022	998,470
	TOTAL	1,104,780
	Consumer Non-Cyclical - Tobacco—0.5%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	17,100
1,100,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.764%, 8/15/2022	1,107,385
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	$51,443
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	693,899
		TOTAL	1,869,827
		Energy - Independent—0.7%
500,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	531,910
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	934,673
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	842,570
250,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	249,415
		TOTAL	2,558,568
		Energy - Integrated—1.4%
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	538,141
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	617,687
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	926,130
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,005,560
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	779,250
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	130,812
		TOTAL	4,997,580
		Energy - Midstream—0.5%
225,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	231,599
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	161,197
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	504,444
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	55,228
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	55,270
750,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	773,486
		TOTAL	1,781,224
		Energy - Oil Field Services—0.7%
1,400,000		Halliburton Co., Sr. Unsecd. Note, 3.80%, 11/15/2025	1,448,810
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	275,688
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	477,190
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	273,750
		TOTAL	2,475,438
		Energy - Refining—0.3%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	108,569
600,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.054%, (3-month USLIBOR +0.750%), 4/15/2020	600,345
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$200,000	Valero Energy Corp., 9.375%, 3/15/2019	$222,191
	TOTAL	931,105
	Financial Institution - Banking—9.3%
143,000	American Express Co., 2.65%, 12/2/2022	145,276
1,500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	1,529,999
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	940,446
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	337,744
980,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	1,006,604
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,001,520
1,825,000	Bank of America Corp., Sr. Unsecd. Note, 3.124%, 1/20/2023	1,865,895
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	547,746
1,100,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,112,045
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,000,826
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,925
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,224,186
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	302,340
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	54,682
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	748,997
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	503,460
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	421,937
250,000	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.55%, 5/13/2021	252,392
670,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	669,161
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	108,933
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	502,757
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	520,486
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	275,550
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,271,484
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,000,314
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,159,383
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	351,881
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,485
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	205,934
1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,305,257
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	107,255
725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	744,871
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	$252,224
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,504,561
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.713%, (3-month USLIBOR +1.400%), 10/24/2023	167,751
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,145,428
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	525,944
1,000,000		PNC Bank, N.A., Series MTN, 2.15%, 4/29/2021	1,003,317
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, Series FXD, 2.75%, 8/14/2022	1,107,481
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	707,883
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	764,985
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.541%, (3-month USLIBOR +1.230%), 10/31/2023	766,687
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	766,956
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	1,500,115
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	378,472
		TOTAL	33,314,575
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
315,000		CBOE Holdings, Inc., 1.95%, 6/28/2019	315,268
1,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	1,025,518
925,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	941,110
		TOTAL	2,281,896
		Financial Institution - Finance Companies—0.6%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	438,556
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,252,081
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	410,148
		TOTAL	2,100,785
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	76,452
		Financial Institution - Insurance - Life—1.7%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	531,894
1,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,659,912
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,118,715
1,000,000		Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	996,158
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	157,252
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	$1,029,082
500,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	519,588
	TOTAL	6,012,601
	Financial Institution - Insurance - P&C—1.3%
720,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	729,064
350,000	CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	389,782
800,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	809,034
50,000	Chubb Ltd., Sr. Unsecd. Note, 5.75%, 5/15/2018	51,494
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,118,178
750,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	829,250
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	540,140
	TOTAL	4,466,942
	Financial Institution - REIT - Healthcare—0.2%
150,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	154,503
700,000	Healthcare Trust of America, 3.70%, 4/15/2023	724,427
	TOTAL	878,930
	Financial Institution - REIT - Office—0.1%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	269,093
	Financial Institution - REIT - Other—0.1%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	318,107
	Financial Institution - REIT - Retail—0.1%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	196,697
100,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	107,229
	TOTAL	303,926
	Sovereign—0.1%
475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	516,990
	Technology—3.1%
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,134,736
1,000,000	Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,026,156
333,000	BMC Software, Inc., 7.25%, 6/1/2018	340,493
490,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	516,782
630,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	632,679
1,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,012,309
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$750,000	Intel Corp., 3.30%, 10/1/2021	$788,891
1,000,000	Keysight Technologies, Inc., 3.30%, 10/30/2019	1,016,007
1,300,000	Microsoft Corp., 1.85%, 2/12/2020	1,307,727
1,250,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,264,289
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	998,100
720,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	751,017
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	160,209
	TOTAL	10,949,395
	Transportation - Railroads—0.1%
190,000	Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	191,970
	Transportation - Services—0.7%
40,000	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	40,204
500,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	502,868
1,500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,515,338
300,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	302,346
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	213,856
	TOTAL	2,574,612
	Utility - Electric—3.4%
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	859,530
870,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	884,951
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	603,385
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	987,066
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	465,141
930,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	939,281
710,000	EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	716,065
750,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	799,202
410,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	404,804
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	469,761
440,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	443,720
250,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	253,557
10,000	Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,171
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	$486,133
135,000	PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,971
1,000,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	985,879
1,000,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,068,854
300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	319,772
1,250,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,266,676
	TOTAL	12,099,919
	Utility - Natural Gas—0.7%
100,000	Atmos Energy Corp., 8.50%, 3/15/2019	110,001
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	633,768
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,233,422
250,000	Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	255,619
75,000	Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	83,448
	TOTAL	2,316,258
	TOTAL CORPORATE BONDS (IDENTIFIED COST $153,172,731)	155,864,227
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
	Commercial Mortgage—1.9%
1,300,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,336,459
400,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	425,291
175,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	187,877
750,000	Commercial Mortgage Trust 2013-CR8, Class B, 4.094%, 6/10/2046	772,773
2,000,000	Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,048,573
450,000	Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	476,637
735,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	758,260
174,166	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	182,124
49,232	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	50,215
300,000	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	318,677
	TOTAL	6,556,886
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—0.0%
$79,414	[1]	Federal Home Loan Mortgage Corp. REMIC 3397 FC, 1.827%, (1-month USLIBOR +0.600%), 12/15/2037	$80,051
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,573,592)	6,636,937
		MORTGAGE-BACKED SECURITIES—1.4%
		Federal National Mortgage Association—1.4%
2,942,239		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	3,129,357
1,615,103		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,679,296
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,756,776)	4,808,653
		U.S. TREASURY—37.9%
6,272,160		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,284,127
5,229,900		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	5,256,845
5,000,000		United States Treasury Note, 0.75%, 8/31/2018	4,975,781
7,500,000		United States Treasury Note, 1.00%, 3/15/2019	7,466,455
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,794,921
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,459,167
11,000,000		United States Treasury Note, 1.125%, 8/31/2021	10,797,187
8,000,000		United States Treasury Note, 1.25%, 3/31/2021	7,919,375
8,500,000		United States Treasury Note, 1.375%, 3/31/2020	8,499,004
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,485,059
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,928,125
18,500,000		United States Treasury Note, 1.625%, 12/31/2019	18,610,567
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,431,699
3,000,000		United States Treasury Note, 1.75%, 5/31/2022	3,007,617
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,568,555
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,033,906
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,047,930
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,547,559
		TOTAL U.S. TREASURY (IDENTIFIED COST $135,902,752)	135,113,879
		INVESTMENT COMPANIES—15.3%[3]
556,498		Federated Bank Loan Core Fund	5,615,063
21,183,150		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[4]	21,187,386
1,375,990		Federated Mortgage Core Portfolio	13,622,297
867,018		Federated Project and Trade Finance Core Fund	7,950,557
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[3]
949,741	High Yield Bond Portfolio	$6,135,330
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $54,997,963)	54,510,633
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $355,403,814)[5]	356,934,329
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(537,456)
	TOTAL NET ASSETS—100%	$356,396,873
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[7]United States Treasury Long Bond Short Futures	25	$3,902,344	December 2017	$(20,176)
[7]United States Treasury Notes 10-Year Short Futures	125	$15,873,047	December 2017	$(43,261)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(63,437)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	Affiliated holdings.
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended August 31, 2017, were as follows:
	Balance of Shares Held 8/31/2016	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	529,896	26,602	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	10,946,020	115,616,054	(105,378,924)
Federated Mortgage Core Portfolio	1,339,140	36,850	—
Federated Project and Trade Finance Core Fund	831,561	35,457	—
High Yield Bond Portfolio	893,377	56,364	—
TOTAL OF AFFILIATED TRANSACTIONS	14,539,994	115,771,327	(105,378,924)
Annual Shareholder Report

Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
556,498	$5,615,063	$2,576	—	$269,690
21,183,150	$21,187,386	$113,656	$4,443	$119,253
1,375,990	$13,622,297	$(229,429)	—	$363,607
867,018	$7,950,557	$(156,650)	—	$327,643
949,741	$6,135,330	$97,911	—	$360,243
24,932,397	$54,510,633	$(171,936)	$4,443	$1,440,436
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $355,418,116.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$155,864,227	$—	$155,864,227
Collateralized Mortgage Obligations	—	6,636,937	—	6,636,937
Mortgage-Backed Securities	—	4,808,653	—	4,808,653
U.S. Treasury	—	135,113,879	—	135,113,879
Investment Companies[1]	21,187,386	—	—	54,510,633
TOTAL SECURITIES	$21,187,386	$302,423,696	$—	$356,934,329
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(63,437)	—	—	(63,437)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(63,437)	$—	$—	$(63,437)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $33,323,247 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,			Period Ended 8/31/2014[1]
	2017	2016	2015
Net Asset Value, Beginning of Period	$10.43	$10.34	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.18	0.23[2]	0.25[2]	0.16[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	0.10	(0.29)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.33	(0.04)	0.25
Less Distributions:
Distributions from net investment income	(0.18)	(0.24)	(0.25)	(0.15)
Net Asset Value, End of Period	$10.37	$10.43	$10.34	$10.63
Total Return[3]	1.16%	3.23%	(0.34)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.61%	0.61%	0.60%	0.60%[4]
Net investment income	1.73%	2.22%	2.41%	2.53%[4]
Expense waiver/reimbursement[5]	0.16%	0.17%	0.16%	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,334	$26,374	$16,654	$9,609
Portfolio turnover	11%	30%	23%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.43	$10.33	$10.63	$10.37	$10.68
Income From Investment Operations:
Net investment income	0.20	0.26[1]	0.28[1]	0.28[1]	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	0.10	(0.30)	0.26	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.36	(0.02)	0.54	(0.12)
Less Distributions:
Distributions from net investment income	(0.20)	(0.26)	(0.28)	(0.26)	(0.19)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.26)	(0.28)	(0.28)	(0.19)
Net Asset Value, End of Period	$10.37	$10.43	$10.33	$10.63	$10.37
Total Return[2]	1.41%	3.59%	(0.19)%	5.24%	(1.17)%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.35%	0.35%	0.30%
Net investment income	1.98%	2.51%	2.64%	2.65%	1.81%
Expense waiver/reimbursement[3]	0.20%	0.20%	0.19%	0.25%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$266,383	$230,866	$203,880	$181,702	$106,396
Portfolio turnover	11%	30%	23%	51%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.42	$10.33	$10.62	$10.36	$10.68
Income From Investment Operations:
Net investment income	0.18	0.23[1]	0.25[1]	0.25[1]	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	0.10	(0.29)	0.26	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.33	(0.04)	0.51	(0.16)
Less Distributions:
Distributions from net investment income	(0.18)	(0.24)	(0.25)	(0.23)	(0.16)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.24)	(0.25)	(0.25)	(0.16)
Net Asset Value, End of Period	$10.36	$10.42	$10.33	$10.62	$10.36
Total Return[2]	1.16%	3.23%	(0.34)%	4.99%	(1.51)%
Ratios to Average Net Assets:
Net expenses	0.61%	0.61%	0.60%	0.59%	0.55%
Net investment income	1.72%	2.27%	2.36%	2.39%	1.40%
Expense waiver/reimbursement[3]	0.18%	0.20%	0.20%	0.24%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,375	$27,975	$28,600	$50,843	$34,969
Portfolio turnover	11%	30%	23%	51%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares*
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,			Period Ended 8/31/2014[1]
	2017	2016	2015
Net Asset Value, Beginning of Period	$10.43	$10.33	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.21	0.16[2]	0.20[2]	0.19[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	0.13	(0.30)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.29	(0.10)	0.21
Less Distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.20)	(0.11)
Net Asset Value, End of Period	$10.37	$10.43	$10.33	$10.63
Total Return[3]	1.42%	2.82%	(0.93)%	2.04%
Ratios to Average Net Assets:
Net expenses	0.35%	1.11%	1.10%	1.10%[4]
Net investment income	2.00%	1.57%	1.89%	2.15%[4]
Expense waiver/reimbursement[5]	0.15%	0.15%	0.15%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,306	$753	$0[6]	$0[6]
Portfolio turnover	11%	30%	23%	51%[7]
*	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2017
Assets:
Investment in securities, at value including $54,510,633 of investment in affiliated holdings (identified cost $355,403,814)		$356,934,329
Cash		2,346
Restricted cash (Note 2)		218,750
Income receivable		1,748,401
Receivable for shares sold		921,231
TOTAL ASSETS		359,825,057
Liabilities:
Payable for investments purchased	$119,022
Payable for shares redeemed	2,845,890
Payable for daily variation margin on futures contracts	251,146
Income distribution payable	55,365
Payable to adviser (Note 5)	1,479
Payable for administrative fees (Note 5)	773
Payable for other service fees (Notes 2 and 5)	12,783
Accrued expenses (Note 5)	141,726
TOTAL LIABILITIES		3,428,184
Net assets for 34,368,146 shares outstanding		$356,396,873
Net Assets Consist of:
Paid-in capital		$361,167,082
Net unrealized appreciation of investments and futures contracts		1,467,078
Accumulated net realized loss on investments and futures contracts		(6,242,807)
Undistributed net investment income		5,520
TOTAL NET ASSETS		$356,396,873
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,334,155 ÷ 2,634,789 shares outstanding), no par value, unlimited shares authorized	$10.37
Offering price per share (100/99.00 of $10.37)	$10.47
Redemption proceeds per share	$10.37
Institutional Shares:
Net asset value per share ($266,382,501 ÷ 25,686,498 shares outstanding), no par value, unlimited shares authorized	$10.37
Offering price per share	$10.37
Redemption proceeds per share	$10.37
Service Shares:
Net asset value per share ($34,374,514 ÷ 3,316,755 shares outstanding), no par value, unlimited shares authorized	$10.36
Offering price per share	$10.36
Redemption proceeds per share	$10.36
Class R6 Shares:
Net asset value per share ($28,305,703 ÷ 2,730,104 shares outstanding), no par value, unlimited shares authorized	$10.37
Offering price per share	$10.37
Redemption proceeds per share	$10.37
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2017
Investment Income:
Interest			$6,086,474
Dividends received from affiliated holdings			1,440,436
TOTAL INCOME			7,526,910
Expenses:
Investment adviser fee (Note 5)		$965,738
Administrative fee (Note 5)		252,774
Custodian fees		16,541
Transfer agent fee (Note 2)		220,299
Directors'/Trustees' fees (Note 5)		5,264
Auditing fees		29,900
Legal fees		10,465
Portfolio accounting fees		142,179
Other service fees (Notes 2 and 5)		138,707
Share registration costs		83,643
Printing and postage		31,192
Miscellaneous (Note 5)		26,263
TOTAL EXPENSES		1,922,965
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(481,149)
Reimbursement of other operating expenses (Notes 2 and 5)	(137,791)
TOTAL WAIVER AND REIMBURSEMENTS		(618,940)
Net expenses			1,304,025
Net investment income			6,222,885
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $4,443 on sales of investments in affiliated holdings)			381,790
Net realized gain on futures contracts			922,401
Net change in unrealized appreciation of investments (including change in unrealized depreciation of $(171,936) on investments in affiliated holdings)			(2,674,210)
Net change in unrealized appreciation of futures contracts			(111,493)
Net realized and unrealized gain (loss) on investments and futures contracts			(1,481,512)
Change in net assets resulting from operations			$4,741,373
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,222,885	$6,299,999
Net realized gain (loss) on investments and futures contracts including allocation from affiliated partnership	1,304,191	(3,239,638)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,785,703)	5,520,502
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,741,373	8,580,863
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(492,872)	(408,835)
Institutional Shares	(4,888,029)	(5,376,635)
Service Shares	(543,744)	(652,204)
Class R6 Shares*	(295,320)	(4,060)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,219,965)	(6,441,734)
Share Transactions:
Proceeds from sale of shares	192,522,564	133,580,003
Net asset value of shares issued to shareholders in payment of distributions declared	5,518,610	5,515,336
Cost of shares redeemed	(126,133,003)	(104,400,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,908,171	34,694,372
Change in net assets	70,429,579	36,833,501
Net Assets:
Beginning of period	285,967,294	249,133,793
End of period (including undistributed net investment income of $5,520 and $2,600, respectively)	$356,396,873	$285,967,294
*	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2017
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return. Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution
Annual Shareholder Report

services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $618,940 is disclosed in various locations in Note 2 and Note 5. For the year ended August 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$21,801	$(4,284)
Institutional Shares	178,658	(122,870)
Service Shares	18,343	(10,637)
Class R6 Shares	1,497	—
TOTAL	$220,299	$(137,791)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$60,326
Service Shares	78,381
TOTAL	$138,707
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $21,913,678. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$63,437*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$922,401

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(111,493)
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended August 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,942,096	$20,131,699	2,093,233	$21,608,779
Shares issued to shareholders in payment of distributions declared	40,535	419,542	35,053	361,959
Shares redeemed	(1,875,743)	(19,398,481)	(1,211,671)	(12,528,174)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	106,888	$1,152,760	916,615	$9,442,564

Year Ended August 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,199,366	$126,198,769	10,195,053	$105,237,886
Shares issued to shareholders in payment of distributions declared	413,439	4,278,051	438,153	4,518,268
Shares redeemed	(9,065,565)	(93,637,881)	(8,226,265)	(84,382,763)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,547,240	$36,838,939	2,406,941	$25,373,391
Annual Shareholder Report

Year Ended August 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,642,200	$16,976,872	579,881	$5,992,140
Shares issued to shareholders in payment of distributions declared	51,062	527,968	61,235	631,050
Shares redeemed	(1,060,514)	(10,969,768)	(726,400)	(7,489,396)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	632,748	$6,535,072	(85,284)	$(866,206)

Year Ended August 31	2017		2016
Class R6 Shares*:	Shares	Amount	Shares	Amount
Shares sold	2,834,823	$29,215,224	71,882	$741,198
Shares issued to shareholders in payment of distributions declared	28,332	293,049	391	4,059
Shares redeemed	(205,271)	(2,126,873)	(62)	(634)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,657,884	$27,381,400	72,211	$744,623
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,944,760	$71,908,171	3,310,483	$34,694,372
*	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary Income[1]	$6,219,965	$6,441,734
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of August 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$5,520
Net unrealized appreciation	$1,452,776
Capital loss carryforwards and deferrals	($6,228,505)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to the deferral of losses on wash sales and mark to market of futures contracts.
At August 31, 2017, the cost of investments for federal tax purposes was $355,418,116. The net unrealized appreciation of investments for federal tax purposes was $1,452,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,210,892 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,758,116. The amounts presented are inclusive of derivative contracts.
Annual Shareholder Report

At August 31, 2017, the Fund had a capital loss carryforward of $6,228,505 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,779,506	$3,448,999	$6,228,505
The Fund used capital loss carryforwards of $1,191,647 to offset capital gains realized during the year ended August 31, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2017, the Adviser voluntarily waived $465,736 of its fee and voluntarily reimbursed $137,791 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2017, the Adviser reimbursed $15,413.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2017, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2017, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended August 31, 2017, FSSC received $970 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.37%, 0.62% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2017, were as follows:
Purchases	$47,615,363
Sales	$30,508,954
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2017, the Fund had no outstanding loans. During the year ended August 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2017, there were no outstanding loans. During the year ended August 31, 2017, the program was not utilized.
9. SUBSEQUENT EVENT
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS, described above, changed to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the federated institutional TRUST AND THE SHAREHOLDERS OF FEDERATED Short-intermediate total return bond FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Intermediate Total Return Bond Fund, (the “Fund”), a portfolio of Federated Institutional Trust, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Intermediate Total Return Bond Fund as of August 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 23, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2017	Ending Account Value 8/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,012.70	$3.09
Institutional Shares	$1,000	$1,014.00	$1.83
Service Shares	$1,000	$1,012.70	$3.09
Class R6 Shares	$1,000	$1,015.00	$1.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.10	$3.11
Institutional Shares	$1,000	$1,023.40	$1.84
Service Shares	$1,000	$1,022.10	$3.11
Class R6 Shares	$1,000	$1,023.50	$1.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.61%
Institutional Shares	0.36%
Service Shares	0.61%
Class R6 Shares	0.34%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
Annual Shareholder Report

Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Annual Shareholder Report

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
35671 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $93,440

Fiscal year ended 2016 - $97,020

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $159,342

Fiscal year ended 2016 - $207,602

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The SEC No-Action Letter provides relief until the effectiveness of any amendments to the Loan Rule designed to address the concerns in that letter.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2017